B3 Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2019
Expense By Nature [Abstract]
Summary of Expenses by Nature
Expenses by nature
	2019	2018	2017
Goods and services	123,488	135,554	128,180
Employee remuneration	72,663	67,161	76,502
Amortizations and depreciations	8,599	7,221	8,451
Impairments, obsolescence allowances and revaluation	4,106	3,470	11,531
Inventory increase/decrease (–/+), net	(704)	(2,995)	4,794
Additions to capitalized development	(1,545)	(925)	(1,444)
Expenses charged to cost of sales and operating expenses	206,607	209,486	228,014

Summary of Restructuring Charges by Function
Restructuring charges by function
	2019	2018	2017
Cost of sales	337	5,938	5,242
R&D expenses	344	1,293	2,307
Selling and administrative expenses	117	784	952
Total restructuring charges	798	8,015	8,501